Environmental Reclamation Liabilities	12 Months Ended
Dec. 31, 2022
Environmental Reclamation Liabilities
Environmental Reclamation Liabilities

11.Environmental Reclamation Liabilities

On January 15, 2021, the Company agreed to the ASAOC. The Company has accounted for its obligation under the ASAOC as an environmental reclamation liability. The aggregate cost of the obligation was estimated to be approximately $7,473,805. Upon the signing of the ASAOC, the Company recorded an immediate expense of $7,473,805 and a corresponding environmental reclamation liability. The provision for the liability associated with the terms of the ASAOC is based on cost estimates developed with the use of engineering consultants, independent contractor quotes and the Company’s internal development team. The timing of cash flows is based on the current schedule for early action items. The estimated environmental reclamation liability may be subject to change based on changes to cost estimates and is adjusted for actual work performed. Movements in the environmental reclamation liability during the years ended December 31, 2022 and 2021 are as follows:

Balance, December 31, 2020	$—
Initial estimate	7,473,805
Change in estimate	4,724,846
Work performed on early action items	(2,310,451)
Balance, December 31, 2021	9,888,200
Change in estimate	4,564,611
Work performed on early action items	(3,651,875)
Balance, December 31, 2022	$10,800,936

Current portion	$9,590,766
Non-current portion	1,210,170
Balance, December 31, 2022	$10,800,936

The Company provided $7.5 million in financial assurance for Phase 1 projects under the ASAOC. The Company paid $3 million in cash collateral for a surety bond related to the ASAOC statement of work in early 2021.